Right of Use Assets and Lease Liabilities - Summary of Gains and Losses on Lessee's Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 91,214	¥ 75,436
Interest expense on lease liabilities	4,074	4,118
Short-term leases	90,568	84,821
Total	185,856	164,375
Land [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	8,660	7,277
Buildings [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	56,262	45,852
Other [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 26,293	¥ 22,307